Long-Term Debt and Trust Preferred Securities - Fixed and Floating Rate Trust Preferred Securities (Detail) - EUR (€) € in Millions		Dec. 31, 2017		Dec. 31, 2016
Fixed and Floating Rate Trust Preferred Securities [Abstract]
Fixed rate	[1]	€ 4,462		€ 5,302
Floating rate	[1]	1,030		1,071
Total trust preferred securities		€ 5,491	[1]	€ 6,373

[1]	Perpetual instruments, redeemable at specific future dates at the Groups option